VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—11.3%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 200	$ 167
1.875%, 11/15/51	575	380
U.S. Treasury Notes
0.125%, 3/31/23	490	481
0.125%, 4/30/23	725	709
0.125%, 8/31/23	1,660	1,598
2.500%, 4/30/24	1,215	1,181
0.250%, 5/31/25	1,445	1,300
0.875%, 6/30/26	1,435	1,270
0.375%, 7/31/27	1,985	1,667
0.375%, 9/30/27	875	730
1.875%, 2/15/32	1,260	1,068
Total U.S. Government Securities (Identified Cost $11,409)		10,551

Municipal Bonds—1.1%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	185	168
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	31
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	260	272
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	595	519
Total Municipal Bonds (Identified Cost $1,138)		990

Foreign Government Securities—3.5%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	22
RegS 7.650%, 4/21/25(1)(2)	825	58
Dominican Republic 144A 4.875%, 9/23/32(3)	345	257
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	400	341
Kingdom of Morocco 144A 3.000%, 12/15/32(3)	200	139
Kingdom of Saudi Arabia 144A 4.500%, 10/26/46(3)	305	257
Republic of Angola 144A 8.250%, 5/9/28(3)	200	158
Republic of Argentina 3.500%, 7/9/41(4)	440	94
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200	177
Republic of Ecuador 144A 5.500%, 7/31/30(3)(4)	125	59
	Par Value	Value

Foreign Government Securities—continued
Republic of Egypt 144A 7.600%, 3/1/29(3)	$ 200	$ 140
Republic of Indonesia
2.850%, 2/14/30	210	179
144A 4.350%, 1/8/27(3)	240	230
Republic of Nigeria 144A 8.375%, 3/24/29(3)	250	177
Republic of Panama 4.300%, 4/29/53	355	236
Republic of Philippines 3.700%, 3/1/41	200	153
Republic of South Africa 5.875%, 4/20/32	190	157
Republic of Turkey 7.625%, 4/26/29	265	225
United Mexican States 4.500%, 1/31/50	340	244
Total Foreign Government Securities (Identified Cost $5,155)		3,303

Mortgage-Backed Securities—15.7%
Non-Agency—15.7%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	285	243
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	435	424
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	330
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	182	174
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	339	318
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	47	44
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	295	241
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	273	235
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	207	184
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	104	88
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	145	128
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	176	162
2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	98	93
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	243	232
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	156	134
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	115	104
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(3)	$ 203	$ 179
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	227	202
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	345	312
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	26	25
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	218	181
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	484	407
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	200	179
2020-SFR2, B 144A 1.567%, 10/19/37(3)	335	299
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	11	10
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	26	24
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	174	143
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	502	406
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	31	29
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	33	32
MetLife Securitization Trust
2017-1A, M1 144A 3.421%, 4/25/55(3)(4)	150	134
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	98	96
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	100	95
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	207	181
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	165	140
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	125	122
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	91	85
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	70	65
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	57	53
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	255	233
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	236	218
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	57	54
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	220	186
	Par Value	Value

Non-Agency—continued
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	$ 70	$ 65
2022-RTL1, A1F 144A 4.336%, 12/25/26(3)	215	205
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	123	116
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 4.134%, 5/25/55(3)(4)	160	157
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	180	151
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	29	28
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	176	141
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	140	131
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	267	254
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	76	71
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	173	158
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	137	127
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	71	63
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	115	98
2021-SFR6, C 144A 1.855%, 7/17/38(3)	175	149
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	99	83
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	172	161
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	101	95
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	32	31
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	345	323
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(4)	48	45
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	35	34
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(3)(4)	58	47
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	2	2
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	133
2016-4, B1 144A 3.823%, 7/25/56(3)(4)	300	275
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	126
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	405	365
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	$ 710	$ 637
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	290	255
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	215	186
2020-1, M1 144A 3.500%, 1/25/60(3)(4)	110	91
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	230	180
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	200	181
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	235	214
2020-SFR2, D 144A 2.281%, 11/17/39(3)	225	186
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	160	140
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	95	95
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	152	139
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	244	224
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	87	79
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	112	104
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	228	207
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	110	100
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	347	320
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	195	189
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	55	52
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	140	134
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	56	47
Total Mortgage-Backed Securities (Identified Cost $16,258)		14,618

Asset-Backed Securities—13.4%
Automobiles—6.6%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(3)	365	343
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(3)	290	283
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	270	270
	Par Value	Value

Automobiles—continued
2020-3, C 1.060%, 8/18/26	$ 230	$ 216
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	355	352
2019-1, D 144A 4.030%, 7/15/26(3)	520	515
2021-1, E 144A 3.390%, 4/17/28(3)	115	102
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	285	254
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	223	222
2019-3A, E 144A 4.600%, 7/15/26(3)	265	253
2022-N1, C 144A 3.320%, 12/11/28(3)	270	260
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	29	29
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(3)	325	322
2018-4A, D 144A 4.350%, 9/16/24(3)	139	139
2019-1A, D 144A 4.130%, 12/16/24(3)	154	154
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	285	272
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	285	284
2021-2, C 144A 1.570%, 7/15/27(3)	230	213
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(3)	75	75
2019-4A, D 144A 4.090%, 8/17/26(3)	265	254
2020-3A, D 144A 2.270%, 5/15/26(3)	285	275
2022-2A, D 144A 6.150%, 4/17/28(3)	290	285
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	119	119
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	290	265
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	290	261
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	151	150
		6,167

Consumer Loans—0.5%
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	290	256
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	225	212
		468

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	$ 290	$ 263
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	285	271
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(3)	360	347
		881

Other—5.4%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	345	316
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	355	325
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	328	278
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(3)	114	104
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	158	143
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	346	294
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(3)	245	244
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(3)	109	99
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	290	279
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	158	141
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	280	240
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	162	148
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	267	231
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	213	193
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	290	244
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	285	275
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	240	237
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(3)	335	324
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(3)	245	236
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(3)	345	323
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(3)	360	338
		5,012

Total Asset-Backed Securities (Identified Cost $13,342)		12,528

	Par Value	Value

Corporate Bonds and Notes—38.6%
Communication Services—2.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	$ 250	$ 159
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	240	188
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	24	22
144A 4.750%, 3/1/30(3)	190	154
CT Trust 144A 5.125%, 2/3/32(3)	200	150
DISH DBS Corp. 7.750%, 7/1/26	120	92
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)	160	125
144A 3.625%, 1/15/29(3)	60	44
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(3)	135	111
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	115	91
Nexstar Media, Inc. 144A 4.750%, 11/1/28(3)	125	106
Northwest Fiber LLC 144A 10.750%, 6/1/28(3)	115	107
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(3)	180	85
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	196
Telesat Canada 144A 6.500%, 10/15/27(3)	90	33
T-Mobile USA, Inc. 3.875%, 4/15/30	285	253
Twitter, Inc. 144A 3.875%, 12/15/27(3)	195	183
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(3)	200	149
		2,248

Consumer Discretionary—3.5%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	330
At Home Group, Inc.
144A 4.875%, 7/15/28(3)	35	24
144A 7.125%, 7/15/29(3)	205	121
Brunswick Corp. 2.400%, 8/18/31	265	184
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(3)	60	58
144A 8.125%, 7/1/27(3)	45	43
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	120	95
Clarios Global LP 144A 8.500%, 5/15/27(3)	100	95
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	65	67
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	308	235
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(3)	105	76
Ford Motor Co.
3.250%, 2/12/32	73	53
4.750%, 1/15/43	60	40
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(3)	$ 130	$ 111
M/I Homes, Inc. 4.950%, 2/1/28	175	146
Mclaren Finance plc 144A 7.500%, 8/1/26(3)	200	161
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	85	66
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	125	104
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	175	161
Nordstrom, Inc. 4.250%, 8/1/31(5)	200	137
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(3)	205	142
PulteGroup, Inc.
7.875%, 6/15/32	135	140
6.375%, 5/15/33	140	132
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(3)	7	7
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)	45	42
Station Casinos LLC 144A 4.500%, 2/15/28(3)	145	119
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	150	148
Under Armour, Inc. 3.250%, 6/15/26	185	160
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	115	93
		3,290

Consumer Staples—0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	258
BAT Capital Corp. 4.906%, 4/2/30	300	265
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	90	77
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	245	213
		813

Energy—7.2%
Aker BP ASA 144A 2.000%, 7/15/26(3)	235	203
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	245	239
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	115	105
Antero Resources Corp.
144A 7.625%, 2/1/29(3)	23	23
144A 5.375%, 3/1/30(3)	40	36
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	170	163
BP Capital Markets plc 4.875% (6)	275	236
Callon Petroleum Co. 144A 7.500%, 6/15/30(3)	115	101
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(3)	120	110
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(3)	$ 120	$ 115
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	208	216
CrownRock LP 144A 5.625%, 10/15/25(3)	110	105
DCP Midstream Operating LP 3.250%, 2/15/32	110	87
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(3)	115	108
Ecopetrol S.A. 4.625%, 11/2/31	305	212
Enbridge, Inc. 7.625%, 1/15/83	265	256
Energy Transfer LP
4.200%, 4/15/27	345	319
Series H 6.500%(6)	125	109
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	205	159
HF Sinclair Corp. 144A 5.875%, 4/1/26(3)	245	240
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	180	157
144A 6.000%, 2/1/31(3)	110	95
Kinder Morgan, Inc. 7.750%, 1/15/32	225	243
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	125	120
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)(7)(8)	120	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(3)	70	61
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	130	121
Occidental Petroleum Corp. 6.125%, 1/1/31	240	236
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	60	—(9)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	110	100
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	245	185
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(8)	650	14
Petroleos Mexicanos
6.500%, 3/13/27	605	507
7.690%, 1/23/50	215	131
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	220	199
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	295	231
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	160
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	235	191
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	200	193
Targa Resources Partners LP 4.875%, 2/1/31	45	39
Teine Energy Ltd. 144A 6.875%, 4/15/29(3)	115	103
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Transcanada Trust 5.600%, 3/7/82	$ 335	$ 291
Transocean, Inc. 144A 11.500%, 1/30/27(3)	64	59
USA Compression Partners LP 6.875%, 4/1/26	60	55
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(3)	15	13
144A 4.125%, 8/15/31(3)	100	83
		6,730

Financials—10.4%
Acrisure LLC 144A 7.000%, 11/15/25(3)	180	164
AerCap Ireland Capital DAC 2.450%, 10/29/26	150	127
Allstate Corp. (The) Series B 5.750%, 8/15/53	280	258
Ally Financial, Inc. Series B 4.700% (6)	276	215
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	285	238
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	318
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	215	194
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	255	200
Banco Santander Chile 144A 3.177%, 10/26/31(3)	285	226
Bank of America Corp.
1.734%, 7/22/27	290	249
2.482%, 9/21/36	295	213
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	165	158
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	227
Blackstone Private Credit Fund 2.625%, 12/15/26	155	127
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	245	174
Brighthouse Financial, Inc. 5.625%, 5/15/30	270	253
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	120	95
Charles Schwab Corp. (The) Series H 4.000% (6)	285	209
Citadel LP 144A 4.875%, 1/15/27(3)	235	219
Citigroup, Inc. 3.980%, 3/20/30	495	439
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(3)	125	87
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(3)	160	146
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	152	150
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	345	313
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	260
1.992%, 1/27/32	115	85
	Par Value	Value

Financials—continued
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	$ 235	$ 190
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(3)	200	171
Jefferies Group LLC 2.625%, 10/15/31	310	225
JPMorgan Chase & Co.
2.956%, 5/13/31	485	384
1.953%, 2/4/32	570	422
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	140	113
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	255	197
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	26
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(4)	365	276
MetLife, Inc. Series G 3.850% (6)	245	219
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	200	171
Morgan Stanley 3.950%, 4/23/27	345	321
Navient Corp. 6.750%, 6/25/25	130	122
OWL Rock Core Income Corp. 4.700%, 2/8/27	159	139
Prudential Financial, Inc.
5.625%, 6/15/43	115	113
5.125%, 3/1/52	73	63
6.000%, 9/1/52	44	41
Santander Holdings USA, Inc. 4.400%, 7/13/27	200	184
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	297
Wells Fargo & Co. Series BB 3.900% (6)	440	372
Zions Bancorp NA 3.250%, 10/29/29	350	287
		9,677

Health Care—2.2%
1375209 BC Ltd. 144A 9.000%, 1/30/28(3)	44	44
Akumin, Inc. 144A 7.000%, 11/1/25(3)	135	111
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(3)	20	14
144A 11.000%, 9/30/28(3)	78	63
144A 14.000%, 10/15/30(3)	15	8
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	73	61
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	200	165
Community Health Systems, Inc.
144A 6.875%, 4/15/29(3)	20	10
144A 6.125%, 4/1/30(3)	155	73
144A 4.750%, 2/15/31(3)	125	84
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	201
Endo Dac 144A 6.000%, 7/15/23(3)(8)	100	5
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
HCA, Inc. 5.625%, 9/1/28	$ 90	$ 86
Illumina, Inc. 2.550%, 3/23/31	245	188
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)	50	14
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(3)	55	52
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(10)	85	67
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	40	37
144A 10.000%, 4/15/27(3)	110	107
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	155	115
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	170	138
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	300	212
Viatris, Inc. 2.700%, 6/22/30	285	212
		2,067

Industrials—2.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	232	219
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	210	187
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	295
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	188	168
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	125	98
Boeing Co. (The)
5.150%, 5/1/30	175	162
3.750%, 2/1/50	85	55
5.930%, 5/1/60	69	59
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	285	225
Deluxe Corp. 144A 8.000%, 6/1/29(3)	65	53
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(3)	175	133
Icahn Enterprises LP
6.250%, 5/15/26	75	70
5.250%, 5/15/27	25	22
OT Merger Corp. 144A 7.875%, 10/15/29(3)	65	44
Pentair Finance S.a.r.l. 5.900%, 7/15/32	240	227
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	120	107
Sempra Global 144A 3.250%, 1/15/32(3)	297	236
SRS Distribution, Inc. 144A 6.125%, 7/1/29(3)	120	96
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	130	103
		2,559

	Par Value	Value

Information Technology—2.6%
Broadcom, Inc.
4.150%, 11/15/30	$ 266	$ 230
144A 2.450%, 2/15/31(3)	220	166
CDW LLC 3.569%, 12/1/31	349	272
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	30	26
144A 6.500%, 10/15/28(3)	40	34
Dell International LLC 8.100%, 7/15/36	228	241
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	243	214
HP, Inc. 5.500%, 1/15/33	300	266
Kyndryl Holdings, Inc. 3.150%, 10/15/31	285	191
Leidos, Inc. 2.300%, 2/15/31	205	152
Motorola Solutions, Inc.
4.600%, 2/23/28	165	156
4.600%, 5/23/29	120	111
TD SYNNEX Corp. 2.375%, 8/9/28	355	286
Viasat, Inc. 144A 5.625%, 9/15/25(3)	80	62
		2,407

Materials—3.3%
Albemarle Corp. 5.050%, 6/1/32	270	250
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(11)	235	161
Avient Corp. 144A 7.125%, 8/1/30(3)	30	28
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	330	300
Celanese U.S. Holdings LLC
5.900%, 7/5/24	90	89
6.165%, 7/15/27	75	71
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	185	182
Eldorado Gold Corp. 144A 6.250%, 9/1/29(3)	155	118
Freeport-McMoRan, Inc. 5.450%, 3/15/43	225	188
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	290	223
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	350	282
LSB Industries, Inc. 144A 6.250%, 10/15/28(3)	180	154
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	180	152
Suzano Austria GmbH 2.500%, 9/15/28	190	148
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	250	199
Teck Resources Ltd. 6.125%, 10/1/35	260	244
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	125	115
144A 6.625%, 11/1/25(3)	140	120
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	$ 60	$ 45
		3,069

Real Estate—1.9%
EPR Properties
4.750%, 12/15/26	130	115
3.600%, 11/15/31	150	107
GLP Capital LP
5.250%, 6/1/25	185	179
5.750%, 6/1/28	64	60
3.250%, 1/15/32	24	18
Kite Realty Group Trust 4.750%, 9/15/30	295	256
MPT Operating Partnership LP 4.625%, 8/1/29	50	40
Office Properties Income Trust 4.500%, 2/1/25	385	342
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	200	156
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	300	218
Service Properties Trust 4.950%, 2/15/27	125	93
VICI Properties LP
4.950%, 2/15/30	65	59
5.125%, 5/15/32	65	58
144A 4.625%, 6/15/25(3)	25	24
144A 5.750%, 2/1/27(3)	85	80
		1,805

Utilities—1.4%
CMS Energy Corp. 4.750%, 6/1/50	445	376
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	220	195
Ferrellgas LP
144A 5.375%, 4/1/26(3)	45	39
144A 5.875%, 4/1/29(3)	45	37
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	390	359
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	249
Vistra Corp. 144A 8.000% (3)(6)	90	83
		1,338

Total Corporate Bonds and Notes (Identified Cost $43,694)		36,003

Leveraged Loans—10.4%
Aerospace—0.6%
Air Canada (3 month LIBOR + 3.500%) 6.421%, 8/11/28(4)	31	29
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 7.206% - 7.558%, 2/15/29(4)	65	62
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(4)	103	97
	Par Value	Value

Aerospace—continued
KKR Apple Bidco LLC
(1 month LIBOR + 2.750%) 5.865%, 9/22/28(4)	$ 134	$ 128
Second Lien (1 month LIBOR + 5.750%) 8.865%, 9/21/29(4)	10	10
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(4)	114	114
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.750%) 5.924%, 5/30/25(4)	72	69
Tranche F (3 month LIBOR + 2.750%) 5.924%, 12/9/25(4)	59	56
Tranche G (3 month LIBOR + 2.250%) 5.924%, 8/22/24(4)	28	28
		593

Chemicals—0.4%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 7.084%, 11/24/27(4)	94	86
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(4)	266	257
		343

Consumer Non-Durables—0.3%
DS Parent, Inc. Tranche B (3-6 month LIBOR + 5.750%) 9.424% - 9.200%, 12/8/28(4)	110	106
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 7.115%, 6/30/24(4)	77	71
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 7.674%, 8/12/24(4)	102	88
		265

Energy—0.7%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 9.365%, 3/28/24(4)	92	92
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 8.174%, 6/17/27(4)	101	99
Medallion Midland Acquisition LLC (3 month LIBOR + 3.750%) 7.424%, 10/18/28(4)	104	100
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(4)	114	110
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(7)(8)	1	—(9)
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.950%, 9/27/24(4)	224	219
		620

Financials—0.2%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 6.365%, 7/31/27(4)	98	83
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 3.000%) 6.034%, 6/15/25(4)	84	78
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Citadel Securities LP Tranche B (1 month Term SOFR + 3.114%) 6.149%, 2/2/28(4)	$ 59	$ 58
		219

Food / Tobacco—0.4%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 6.803%, 5/23/25(4)	136	105
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 6.962%, 7/12/29(4)	75	71
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 6.615%, 9/23/27(4)	99	92
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 7.174%, 3/31/28(4)	69	62
		330

Forest Prod / Containers—0.5%
Anchor Glass Container Corp. 2017 (1-3 month LIBOR + 2.750%) 6.424% - 6.534%, 12/7/23(4)	49	38
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.750%) 8.259%, 2/12/26(4)	88	74
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 5.814%, 4/3/24(4)	258	240
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 1/31/25(4)	78	71
TricorBraun, Inc. (1 month LIBOR + 3.250%) 6.365%, 3/3/28(4)	84	79
		502

Gaming / Leisure—1.0%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(4)	222	216
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 5.877%, 6/30/25(4)	39	35
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 10.615%, 5/1/28(4)	84	83
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 7.674%, 4/26/28(4)	79	75
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.870%, 4/29/24(4)	270	260
PUG LLC Tranche B (1 month LIBOR + 3.500%) 6.615%, 2/12/27(4)	92	80
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.602%, 11/1/26(4)	35	33
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.617%, 4/4/29(4)	25	23
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(4)	154	148
		953

	Par Value	Value

Health Care—1.5%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 9/29/28(4)	$ 105	$ 100
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.674%, 10/1/27(4)	103	97
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 7.084%, 4/30/25(4)	99	92
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 7.924%, 8/19/28(4)	66	63
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.871%, 11/16/25(4)	55	51
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 8.313%, 4/22/27(4)	93	68
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 7.424%, 11/30/27(4)	118	112
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 5.865%, 2/14/25(4)	122	112
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 6.365%, 3/5/26(4)	185	175
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 11/15/28(4)	50	47
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 6.674%, 11/18/27(4)	123	113
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 7.424%, 10/1/26(4)	59	55
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 6.510%, 8/31/26(4)	108	103
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 8.065%, 11/20/26(4)	58	54
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.865%, 7/2/25(4)	120	111
		1,353

Housing—0.1%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 6.115%, 6/9/28(4)	124	119
SRS Distribution, Inc. 2022 (3 month Term SOFR + 3.500%) 6.177%, 6/2/28(4)	15	14
		133

Information Technology—1.5%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 9.174%, 9/19/25(4)	129	126
BMC Software 2021 (1 month LIBOR + 3.750%) 6.865%, 10/2/25(4)	105	99
CDK Global, Inc. (3 month Term SOFR + 4.500%) 6.610%, 7/6/29(4)	45	43
ConnectWise LLC (3 month LIBOR + 3.500%) 7.174%, 9/29/28(4)	54	50
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 6.365%, 7/30/27(4)	106	99
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 7.115%, 12/1/27(4)	$ 103	$ 98
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 6.615%, 7/1/24(4)	226	218
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 6.924%, 3/2/28(4)	84	79
Magenta Buyer LLC First Lien (1 month LIBOR + 4.750%) 7.870%, 7/27/28(4)	—	—
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 3/10/28(4)	128	119
Proofpoint, Inc. (3 month LIBOR + 3.250%) 6.320%, 8/31/28(4)	54	51
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 6.977%, 2/1/29(4)	75	55
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 6.115%, 4/24/28(4)	103	97
Sophia LP
2022, Tranche B-1 (1 month Term SOFR + 4.000%) 7.034%, 10/7/27(4)	35	34
Tranche B (3 month LIBOR + 3.500%) 7.174%, 10/7/27(4)	103	99
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 7.535%, 5/3/27(4)	5	5
2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(4)	104	99
		1,371

Manufacturing—0.5%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.955%, 10/8/27(4)	86	82
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 8.392%, 6/23/28(4)	94	87
Second Lien (1 month LIBOR + 8.250%) 10.500%, 6/25/29(4)	45	42
Filtration Group Corp. (1 month LIBOR + 3.000%) 6.115%, 3/31/25(4)	104	99
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 6.926%, 2/23/29(4)	35	33
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 7.365%, 3/17/27(4)	96	91
		434

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(4)	99	92
Media / Telecom - Diversified Media—0.3%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 4.560% - 5.430%, 3/31/25(4)	118	111
McGraw-Hill Education, Inc. (3-6 month LIBOR + 4.750%) 7.820% - 8.316%, 7/28/28(4)	91	84
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.870%, 5/18/25(4)	$ 76	$ 72
		267

Media / Telecom - Telecommunications—0.0%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.063%, 10/2/27(4)	53	46
Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.285%, 7/31/26(4)	115	109
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 5.834%, 3/31/25(4)	109	103
		212

Retail—0.3%
CNT Holdings I Corp. First Lien (1 month Term SOFR + 3.500%) 6.248%, 11/8/27(4)	83	79
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 6.865%, 3/6/28(4)	83	77
PetsMart LLC (1 month LIBOR + 3.750%) 6.870%, 2/11/28(4)	84	79
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 7.865%, 6/1/28(4)	59	50
		285

Service—1.1%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 6.557%, 7/27/28(4)	79	75
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.566%, 3/20/25(4)	178	159
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(4)	10	10
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(4)	102	98
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 7.865%, 12/23/27(4)	98	93
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 7.240%, 10/30/26(4)	40	37
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 7.620%, 1/29/26(4)	98	91
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(4)	74	71
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.865%, 2/1/28(4)	136	129
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(4)	83	78
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 6.365%, 2/10/29(4)	103	98
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 6.870%, 12/21/27(4)	$ 102	$ 98
		1,037

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 5.115%, 11/2/23(4)	224	206
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 7.250%, 5/4/28(4)	111	104
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 6.556%, 10/28/27(4)	49	47
		357

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.865%, 8/1/25(4)	102	98
Generation Bridge II LLC
Tranche B (1 month LIBOR + 5.000%) 8.149%, 2/23/29(4)	45	44
Tranche C (1 month LIBOR + 5.000%) 8.149%, 2/23/29(4)	6	5
Lightstone Holdco LLC
Tranche B (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(4)	114	104
Tranche C (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(4)	6	6
		257

Total Leveraged Loans (Identified Cost $10,206)		9,669

	Shares
Preferred Stocks—1.2%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	250(12)	218
JPMorgan Chase & Co. Series HH, 4.600%	103(12)	90
MetLife, Inc. Series D, 5.875%(5)	173(12)	158
Truist Financial Corp. Series Q, 5.100%	270(12)	239
		705

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 6.623%(4)	397(12)	371
Total Preferred Stocks (Identified Cost $1,159)		1,076

Common Stocks—0.1%
Consumer Discretionary—0.1%
Mark IV Industries(7)(13)	828	2
NMG Parent LLC(7)(13)	271	48
		50

	Shares	Value

Energy—0.0%
Frontera Energy Corp.(13)	437	$ 3
Total Common Stocks (Identified Cost $29)		53

Exchange-Traded Fund—0.9%
iShares JP Morgan USD Emerging Markets Bond ETF(14)	11,093	881
Total Exchange-Traded Fund (Identified Cost $1,001)		881

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(13)	7,753	9
Total Rights (Identified Cost $7)		9

Total Long-Term Investments—96.2% (Identified Cost $103,398)		89,681

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(14)	1,913,807	1,914
Total Short-Term Investment (Identified Cost $1,914)		1,914

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(14)(15)	303,614	304
Total Securities Lending Collateral (Identified Cost $304)		304

TOTAL INVESTMENTS—98.6% (Identified Cost $105,616)		$91,899
Other assets and liabilities, net—1.4%		1,272
NET ASSETS—100.0%		$93,171

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $46,401 or 49.8% of net assets.
(4)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in cash.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Canada	2
Mexico	2
Netherlands	1
Australia	1
Chile	1
United Arab Emirates	1
Other	3
Total	100%
† % of total investments as of September 30, 2022.

Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Precision Medicine Group LLC, (3 month LIBOR + 3.000%) 3.000%, 11/18/27	$4	$4	$4	$—(1)

(1)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$12,528	$—	$12,528	$—
Corporate Bonds and Notes	36,003	—	36,002	1
Foreign Government Securities	3,303	—	3,303	—
Leveraged Loans	9,669	—	9,669	—(1)
Mortgage-Backed Securities	14,618	—	14,618	—
Municipal Bonds	990	—	990	—
U.S. Government Securities	10,551	—	10,551	—
Equity Securities:
Preferred Stocks	1,076	—	1,076	—
Common Stocks	53	3	—	50
Rights	9	—	—	9
Exchange-Traded Fund	881	881	—	—
Money Market Mutual Fund	1,914	1,914	—	—
Securities Lending Collateral	304	304	—	—
Total Investments	$91,899	$3,102	$88,737	$60

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $49 was transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Security held by the Fund with an end of period value of $397 was transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Mortgaged-Backed Securities	Rights
Investments in Securities
Balance as of December 31, 2021:	$ 601	$ —(a)(b)	$ —(a)(b)	$ 3	$ 588	$ 10
Accrued discount/(premium)	2	1	—(b)		—(b)	—
Net Realized gain (loss)	—(b)	—(b)	—	—	—(b)	—
Net change in unrealized appreciation (depreciation)(c)	(33)	(1)	—(b)	(1)	(30)	(1)
Sales(d)	(161)	—(b)	—	—	(161)	—
Transfers into Level 3(e)	49	1	—	48	—	—
Transfers from Level 3(e)	(397)	—(b)	—	—	(397)	—
Balance as of September 30, 2022	$ 60	$ 1	$ —(a)	$ 50	$ —	$ 9
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $(33).
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of September 30, 2022, for any investment security where a change in the pricing level occured from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value theSeries’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.